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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                January 8, 2013
 ------------------------ ----------------------------- ---------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          1/3/2013
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 12/31/2012
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                               MARKET              INVESTMENT                   VOTING AUTHORITY
                                                                VALUE    AMOUNT    DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)   (SHS)                    MGRS         (A)     (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------
AT&T INC.                           Common Stock    00206R102      217     6444 SH OTHER                        5338    1106
AT&T INC.                           Common Stock    00206R102     1378    40885 SH SOLE                        40360             525
ABBOTT LABS                         Common Stock    002824100      164     2498 SH OTHER                        2498
ABBOTT LABS                         Common Stock    002824100     1612    24610 SH SOLE                        24050     100     460
AIR PRODS & CHEMS INC               Common Stock    009158106      214     2550 SH SOLE                         2550
APPLE COMPUTER INC                  Common Stock    037833100      122      230 SH OTHER                         230
APPLE COMPUTER INC                  Common Stock    037833100     1648     3097 SH SOLE                         3077      20
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103      243     4260 SH OTHER                        4260
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103     1755    30835 SH SOLE                        30125      35     675
AUTOZONE, INC.                      Common Stock    053332102       44      125 SH OTHER                         125
AUTOZONE, INC.                      Common Stock    053332102      323      910 SH SOLE                          845              65
BB&T CORP                           Common Stock    054937107       54     1853 SH OTHER                        1853
BB&T CORP                           Common Stock    054937107      669    22978 SH SOLE                        21963     200     815
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      115     1280 SH OTHER                        1280
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      906    10100 SH SOLE                         9045     150     905
CHEVRON CORPORATION                 Common Stock    166764100      188     1742 SH OTHER                        1742
CHEVRON CORPORATION                 Common Stock    166764100     1713    15844 SH SOLE                        15129     110     605
CHUBB CORP                          Common Stock    171232101       56      745 SH OTHER                         745
CHUBB CORP                          Common Stock    171232101     1320    17525 SH SOLE                        16930             595
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101       70      942 SH OTHER                         942
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101      446     5973 SH SOLE                         5553      40     380
DANAHER CORP                        Common Stock    235851102       48      850 SH OTHER                         850
DANAHER CORP                        Common Stock    235851102      192     3438 SH SOLE                         3438
EMERSON ELEC CO                     Common Stock    291011104       64     1206 SH OTHER                        1206
EMERSON ELEC CO                     Common Stock    291011104      495     9353 SH SOLE                         9353
EXPEDITORS INTL WASH INC            Common Stock    302130109       16      400 SH OTHER                         400

EXPEDITORS INTL WASH INC            Common Stock    302130109      581    14700 SH SOLE                        13515     175    1010
EXXON MOBIL CORP                    Common Stock    30231G102      820     9469 SH OTHER                        6813    2656
EXXON MOBIL CORP                    Common Stock    30231G102     2690    31082 SH SOLE                        30173             909
GENERAL DYNAMICS CORP               Common Stock    369550108       81     1165 SH OTHER                        1165
GENERAL DYNAMICS CORP               Common Stock    369550108      527     7610 SH SOLE                         7215             395
GENERAL ELEC CO                     Common Stock    369604103      267    12712 SH OTHER                       11912     800
GENERAL ELEC CO                     Common Stock    369604103      491    23395 SH SOLE                        22775     220     400
GENERAL MILLS INC                   Common Stock    370334104       59     1450 SH OTHER                        1050     400
GENERAL MILLS INC                   Common Stock    370334104      552    13661 SH SOLE                        13261             400
GOOGLE INC CL A                     Common Stock    38259P508       57       81 SH OTHER                          81
GOOGLE INC CL A                     Common Stock    38259P508      468      661 SH SOLE                          601              60
INTEL CORP                          Common Stock    458140100        6      295 SH OTHER                         295
INTEL CORP                          Common Stock    458140100      241    11675 SH SOLE                        11275     400
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101      271     1415 SH SOLE                         1255      70      90
ISHARES DJ SELECT DIVIDEND          ETF-DOMESTIC LA 464287168     1324    23126 SH SOLE                        21931    1195
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234       69     1565 SH OTHER                        1565
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234      443     9988 SH SOLE                         9988
I SHARES M S C I  E A F E INDEX FUN ETF-INTERNATION 464287465       46      815 SH OTHER                         815
I SHARES M S C I  E A F E INDEX FUN ETF-INTERNATION 464287465     1228    21589 SH SOLE                        21589
iSHARES S&P MID CAP 400 INDEX       ETF-DOMESTIC MI 464287507       86      842 SH OTHER                         842
iSHARES S&P MID CAP 400 INDEX       ETF-DOMESTIC MI 464287507     1355    13328 SH SOLE                        13328
iSHARES RUSSELL 2000 INDEX          ETF-DOMESTIC SM 464287655       73      860 SH OTHER                         860
iSHARES RUSSELL 2000 INDEX          ETF-DOMESTIC SM 464287655      988    11717 SH SOLE                        11537             180
ISHARES MSCI ACWI INDEX FUND        ETF-INTERNATION 464288257       45      929 SH OTHER                         929
ISHARES MSCI ACWI INDEX FUND        ETF-INTERNATION 464288257      817    16993 SH SOLE                        16863             130
ISHARES IBOXX HY BD                 ETF-FIXED INCOM 464288513      101     1080 SH OTHER                        1080
ISHARES IBOXX HY BD                 ETF-FIXED INCOM 464288513     2341    25077 SH SOLE                        24901      61     115
J P MORGAN CHASE & CO               Common Stock    46625H100       37      850 SH OTHER                         850
J P MORGAN CHASE & CO               Common Stock    46625H100      627    14250 SH SOLE                        13910      90     250
JOHNSON & JOHNSON                   Common Stock    478160104      174     2480 SH OTHER                        1780     700
JOHNSON & JOHNSON                   Common Stock    478160104     1263    18012 SH SOLE                        17532     100     380
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100       36      477 SH OTHER                         477

KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100      244     3229 SH SOLE                         3141      88
LOWES COS INC                       Common Stock    548661107       28      775 SH OTHER                         775
LOWES COS INC                       Common Stock    548661107      456    12835 SH SOLE                        12015     300     520
MASTERCARD INC.                     Common Stock    57636Q104      359      731 SH SOLE                          646      15      70
MC DONALDS CORP                     Common Stock    580135101      216     2446 SH OTHER                        2446
MC DONALDS CORP                     Common Stock    580135101     1662    18844 SH SOLE                        18424     125     295
MICROSOFT CORP                      Common Stock    594918104       64     2381 SH OTHER                        2381
MICROSOFT CORP                      Common Stock    594918104      359    13425 SH SOLE                        12725             700
NEXTERA ENERGY INC COM              Common Stock    65339F101      274     3960 SH SOLE                         3756             204
NIKE INC                            Common Stock    654106103      164     3172 SH OTHER                        2972     200
NIKE INC                            Common Stock    654106103      742    14388 SH SOLE                        13688             700
NOVARTIS A G  A D R                 American Deposi 66987V109      102     1609 SH OTHER                        1609
NOVARTIS A G  A D R                 American Deposi 66987V109      774    12235 SH SOLE                        11665     150     420
PEPSICO INC                         Common Stock    713448108      179     2610 SH OTHER                        2610
PEPSICO INC                         Common Stock    713448108     1429    20878 SH SOLE                        20178     150     550
PFIZER INC                          Common Stock    717081103       93     3725 SH OTHER                        3725
PFIZER INC                          Common Stock    717081103      767    30583 SH SOLE                        29568            1015
POWERSHARES SENIOR LOAN PORTFOLIO   ETF-FIXED INCOM 73936Q769      267    10700 SH SOLE                        10700
PROCTER & GAMBLE CO                 Common Stock    742718109      151     2223 SH OTHER                        2153      70
PROCTER & GAMBLE CO                 Common Stock    742718109     1195    17600 SH SOLE                        16985     200     415
ROCKPORT NATL BANCORP INC           Common Stock    773871108      633    10120 SH SOLE                        10120
SPDR TR                             ETF-DOMESTIC LA 78462F103      256     1801 SH SOLE                         1801
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      163     4340 SH OTHER                        4340
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      572    15226 SH SOLE                        14961     125     140
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506       12      175 SH OTHER                         175
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506      364     5095 SH SOLE                         4855             240
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      246    15000 SH OTHER                       15000
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      877    53483 SH SOLE                        53283     200
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704        9      235 SH OTHER                         235
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704      390    10281 SH SOLE                        10281
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803       65     2253 SH OTHER                        2253

SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803     1002    34736 SH SOLE                        33961             775
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      155     4435 SH OTHER                        4435
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      752    21523 SH SOLE                        20498     205     820
SYSCO CORP                          Common Stock    871829107       92     2910 SH OTHER                        2910
SYSCO CORP                          Common Stock    871829107      398    12575 SH SOLE                        11930             645
AXIAM, INC.                         Common Stock    87508Y992        0    10000 SH SOLE                        10000
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      104     2788 SH OTHER                        2788
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      245     6573 SH SOLE                         6018      75     480
3M CO                               Common Stock    88579Y101      249     2683 SH OTHER                        2583     100
3M CO                               Common Stock    88579Y101     1209    13016 SH SOLE                        12336     100     580
VANGUARD EMERGING MKT ETF           ETF-INTERNATION 922042858      423     9492 SH SOLE                         8842     650
VANGUARD REIT VIPER ETF             ETF REIT        922908553      108     1646 SH OTHER                        1646
VANGUARD REIT VIPER ETF             ETF REIT        922908553     1551    23570 SH SOLE                        23220             350
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      230     5319 SH OTHER                        5013     306
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      475    10977 SH SOLE                         9689     600     688
WESTERN UNION COMPANY               Common Stock    959802109       26     1905 SH OTHER                        1905
WESTERN UNION COMPANY               Common Stock    959802109      290    21290 SH SOLE                        20055            1235
ACCENTURE LTD                       Common Stock    G1151C101      126     1900 SH OTHER                        1900
ACCENTURE LTD                       Common Stock    G1151C101      551     8291 SH SOLE                         7941     100     250
FINAL TOTALS FOR 108 RECORDS                                     53334